S-K 1604(a)(3) De-SPAC Forepart, Compensation - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 22, 2026	Sep. 18, 2025
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 7,400	$ 7,400
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,500
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount		$ 25
Class B Ordinary Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares		7,500
Private Placement [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	4,700
Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	4,700
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share	$ 1
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount		$ 7,400